Borrowings (Tables)	12 Months Ended
Jun. 30, 2018
Borrowings
Schedule of borrowings

	2018 £'000	2017 £'000
Senior secured notes	318,347	323,113
Secured term loan facility	168,347	170,767
Secured bank loan	3,750	4,169
Accrued interest on senior secured notes	5,324	5,305

	495,768	503,354

Less: non-current portion:
Senior secured notes	318,347	323,113
Secured term loan facility	168,347	170,767
Secured bank loan	—	3,750

Non-current borrowings	486,694	497,630

Current borrowings	9,074	5,724

Schedule of reconciliation of the movement in the Group's net debt

	At 1 July 2017 £'000	Cash flows £'000	Non-cash movements £'000	At 30 June 2018 £'000
Non-current borrowings	497,630	—	(10,936)	486,694
Current borrowings	5,724	(17,083)	20,433	9,074
Less: cash and cash equivalents	(290,267)	48,420	(175)	(242,022)

	213,087	31,337	9,322	253,746

	At 1 July 2016 £'000	Cash flows £'000	Non-cash movements £'000	At 30 June 2017 £'000
Non-current borrowings	484,528	—	13,102	497,630
Current borrowings	5,564	(16,660)	16,820	5,724
Less: cash and cash equivalents	(229,194)	(53,002)	(8,071)	(290,267)

	260,898	(69,662)	21,851	213,087